SCHEDULE OF OTHER INFORMATION RELATED LEASES (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Lease
Operating cash flows from operating leases	$ 607,312	$ 500,056	$ 779,599	$ 710,865
Weighted average operating lease term	8 years 7 months 20 days	1 year 3 months 3 days	1 year 11 months 26 days	1 year 5 months 12 days
Weighted average operating lease discount rate	4.88%	4.75%	4.75%	4.75%